                              ------------------------
                                  MAIRS AND POWER
                                BALANCED FUND, INC.
                              ------------------------

2ND QUARTER REPORT

June 30, 1998
                                                                 August 24, 1998
To Our Shareholders:

SECOND QUARTER RESULTS

  In response to an increasingly difficult equity investment environment, the Balanced Fund produced only a slight gain for the second quarter. Based on a June 30, 1998 net asset value of $49.06 per share (adjusted for a 2-for-1 stock split on June 22, 1998), the Fund achieved a total investment return of 0.7% during the quarter after adjustment for the reinvestment of cash dividends. Other comparable index returns for the same period were 3.3% for the Standard & Poor's 500 Stock Index, 2.1% for the Dow Jones Industrial Average and 2.6% for the Lehman Bros. Gov't/Corp. Bond Index. For the first half, the Fund had a return of 9.0% as compared to 17.6% for the Standard & Poor's 500, 14.1% for the Dow Jones Industrial Average and 4.2% for the Lehman Bros. Gov't/Corp. Bond Index. Among other comparable funds, the Fund ranked 118 within a CDA/Wiesenberger universe of 346 domestic balanced funds during the first half of the year.

  The economy weakened considerably during the second quarter in response to a number of factors including the General Motors strike, a sharply lower rate of inventory accumulation and a deteriorating balance of trade attributable to the strong dollar and Southeast Asian economic crisis. Real Gross Domestic Product increased at a relatively modest 1.4% (preliminary basis) annual rate with consumer spending again leading the way with an impressive 5.8% annual rate of growth. Business spending also continued to be reasonably strong with producers' durable equipment growing at an exceptional 17.8% annual rate. Inflation remained quite subdued with the Consumer Price Index advancing at only a 2% annual rate during the quarter. Interest rates declined slightly at the long end and the yield curve continued to flatten. In line with the overall economy, corporate operating earnings growth slipped to around 2% based on a BUSINESS WEEK survey of some 900 companies. However, indications are that larger Standard & Poor's 500 companies did a bit better showing a gain in the area of 6% on an operating basis.

  Turning to the stock market, large capitalization stocks continued to dominate the market in the second quarter as they have for the past year. In this regard, the top decile of the Standard & Poor's 500 Index (ranked by market capitalization) accounted for nearly all of the performance during the quarter. Furthermore, on an equal weighted basis, the S&P 500 Index would have been actually down for the quarter. Among industry groups, consumer cyclicals, staples and services did the best, as one would expect given the continuing strength in consumer spending while basic industries, energy, transportation and utilities fared the worst. Within the Fund, the best performing individual issues included American Express (+23.9%), Graco (+15.0%), Eastman Kodak (+12.6%) and Merrill Lynch (+11.1%) while those that had the poorest showing included General Signal (-22.8%), AMP (-21.5%), Corning (-21.5%) and Sturm, Ruger (-18.8%).

FUTURE OUTLOOK

  With the overall economy likely to show continuing growth, albeit at a reduced rate, over the remainder of the year and into 1999, accompanied by only a modest level of inflation, we remain positive on the outlook for both stock and bond markets. The recent stock market correction, approximating 10% since the end of the quarter, seems to have gone a long way toward discounting the uncertainties related to continuing Southeast Asian economic problems together with newer problems involving a weakened Presidency and acts of terrorism. While market valuation levels still remain on the high side historically, there appears to be ample justification for the current condition. Support for higher valuations comes from interest rates that have trended downward during recent periods along a moderating rate of inflation and corporate earnings growth that seems likely to continue although at a reduced rate in the mid "single digits". Other factors lending support for continuing higher than normal valuation levels include the strong dollar which encourages foreign investment in our markets and an ever shrinking supply of equity investment resulting from corporate repurchase programs and acquisitions made for cash. Finally, greater volatility also seems likely to remain in place given a heightened level of sensitivity to any changes in the outlook for either earnings or interest rates.

                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS AT JUNE 30, 1998
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES

  FACE                                                                                        MARKET
 AMOUNT                          SECURITY DESCRIPTION                             COST         VALUE
-----------------------------------------------------------------------------  -----------  -----------
         U.S. TREASURY & FEDERAL AGENCY OBLIGATIONS 23.3%
$250,000 U.S. Treasury Bill                                  5.050%  11/05/98  $   243,617  $   245,547
 200,000 U.S. Treasury Notes                                 7.125%  09/30/99      197,172      203,750
 250,000 Federal Farm Credit Bank                             6.25%  04/29/03      250,000      250,292
 260,000 Federal Farm Credit Bank                             6.30%  06/09/03      260,000      260,996
 250,000 Federal Farm Credit Bank                             6.48%  02/09/06      250,000      247,298
 250,000 Federal Home Loan Bank                               6.25%  10/20/00      250,000      250,000
 250,000 Federal Home Loan Bank                              6.455%  02/22/02      250,000      252,891
 250,000 Federal Home Loan Bank                              6.885%  07/29/02      250,000      251,719
 250,000 Federal Home Loan Bank                              6.155%  10/30/02      250,000      249,062
 250,000 Federal Home Loan Bank                               6.55%  11/12/02      250,000      251,953
 250,000 Federal Home Loan Bank                              6.515%  12/02/02      250,000      250,000
 250,000 Federal Home Loan Bank                               6.30%  05/19/03      250,000      250,313
 250,000 Federal Home Loan Bank                               7.42%  07/08/03      250,000      253,359
 250,000 Federal Home Loan Bank                               7.20%  09/11/03      250,000      250,703
 250,000 Federal Home Loan Bank                              6.315%  11/25/03      250,000      249,219
 250,000 Federal Home Loan Bank                              7.012%  07/14/04      250,000      253,203
 250,000 Federal Home Loan Bank                               7.00%  07/14/05      250,000      256,562
 250,000 Federal Home Loan Bank                               7.00%  08/15/07      250,000      255,781
 250,000 Federal Home Loan Bank                              7.075%  07/25/12      250,000      258,828
 250,000 Federal Home Loan Bank                               7.02%  01/28/13      250,000      250,469
 250,000 Federal Home Loan Mortgage Corporation               7.30%  07/27/05      250,000      250,312
 250,000 Federal National Mortgage Association                7.23%  05/17/04      250,000      255,195
 500,000 Federal National Mortgage Association                6.45%  04/04/05      499,922      501,855
 250,000 Federal National Mortgage Association                6.67%  02/06/06      249,531      250,113
 250,000 Federal National Mortgage Association                7.50%  02/02/07      250,000      254,800
 250,000 Federal National Mortgage Association                7.68%  04/24/07      249,844      257,372
 250,000 Federal National Mortgage Association                7.43%  06/13/07      250,000      257,238
 250,000 Federal National Mortgage Association                6.41%  01/16/08      248,516      250,815
 250,000 Federal National Mortgage Association                6.52%  03/05/08      250,000      251,562
 250,000 Federal National Mortgage Association                6.56%  04/23/08      249,273      252,450
 250,000 Federal National Mortgage Association                7.15%  11/03/10      246,750      255,753
                                                                               -----------  -----------
                                                                                 7,944,625    8,029,410
                                                                               -----------  -----------
         OTHER NON-CONVERTIBLE BONDS 7.6%
 250,000 Dupont (E.I.) de Nemours & Company                   6.00%  12/01/01      249,750      250,635
 250,000 Household Finance Corp.                              7.00%  02/15/03      250,000      256,848
 265,000 J. C. Penney & Co.                                   6.00%  05/01/06      239,613      259,901
 250,000 Merrill Lynch and Co., Inc.                          7.00%  04/27/08      247,977      264,530
 250,000 General Foods Corporation                            7.00%  06/15/11      240,000      251,610
 200,000 Ford Motor Company Debentures                        9.50%  09/15/11      199,836      254,244
 250,000 Goldman Sachs & Company                              8.00%  03/01/13      256,025      285,572
 250,000 Allstate Corp.                                       7.50%  06/15/13      218,938      275,250
 250,000 CNA Financial Corp.                                  6.95%  01/15/18      247,317      253,218
 250,000 Lincoln National Corp.                               7.00%  03/15/18      249,867      259,660
                                                                               -----------  -----------
                                                                                 2,399,323    2,611,468
                                                                               -----------  -----------
         CONVERTIBLE BONDS 1.0%
 150,000 Cray Research, Inc.                                 6.125%  02/01/11      101,000      122,250
 250,000 Noram Energy                                         6.00%  03/15/12      150,600      237,500
                                                                               -----------  -----------
                                                                                   251,600      359,750
                                                                               -----------  -----------
         NON-CONVERTIBLE AND CONVERTIBLE PREFERRED STOCK 1.9%
   6,000 Barclays Bank PLC, Series E                         $ 2.00                150,000      157,125
   5,000 The Bear Stearns Companies, Inc. Pf, Series C       $ 1.90                125,000      125,000
   2,500 J. P. Morgan & Co., Series A, Adj Rate Pf           $ 5.00                143,720      242,500
   2,000 St. Paul Capital Pf                                 $ 3.00                100,000      144,000
                                                                               -----------  -----------
                                                                                   518,720      668,625
                                                                               -----------  -----------
         TOTAL FIXED INCOME SECURITIES 33.8%                                    11,114,268   11,669,253
                                                                               -----------  -----------
                                                                               -----------  -----------

NUMBER OF
 SHARES                    COMMON STOCK                                            COST       MARKET VALUE
---------   ------------------------------------------                         ------------   ------------
            BASIC INDUSTRIES 7.6%
   5,000    Cooper Industries, Inc.                                            $    186,470   $    274,688
   3,000    Delta Air Lines, Inc.                                                   206,976        387,750
   5,000    General Signal Corp.                                                    195,449        180,000
  18,000    Graco Inc.                                                              147,460        627,750
  10,000    Ingersoll-Rand Company                                                  173,547        440,625
   8,000    Pentair, Inc.                                                            51,782        340,000
   8,000    Weyerhaeuser Company                                                    273,478        369,500
                                                                               ------------   ------------
                                                                                  1,235,162      2,620,313
                                                                               ------------   ------------
            CONSUMER 8.5%
   7,000    American Greetings Class A                                              189,500        356,562
   5,000    Briggs & Stratton Corporation                                            61,116        187,188
   7,000    Deluxe Corp.                                                            196,774        250,250
   2,000    Eastman Kodak Company                                                    53,573        146,125
   3,000    General Mills, Inc.                                                     151,030        204,750
   6,000    Genuine Parts Company                                                   112,273        207,375
   6,000    Hershey Foods Corporation                                               146,610        414,000
  10,000    Hormel (Geo. A.) & Company                                              214,325        345,625
  10,000    Jostens. Inc.                                                           199,575        238,750
   9,000    Kimberly Clark                                                          427,642        412,875
  10,000    Sturm, Ruger & Co., Inc.                                                 42,220        167,500
                                                                               ------------   ------------
                                                                                  1,794,638      2,931,000
                                                                               ------------   ------------
            ENERGY 4.8%
   8,000    Amoco Corporation                                                       140,723        334,000
   4,000    Exxon Corporation                                                        20,793        285,500
   5,000    Mobil Corporation                                                        54,750        383,125
   5,000    Murphy Oil Corporation                                                  123,696        253,437
   6,000    Schlumberger, Limited                                                   105,048        409,875
                                                                               ------------   ------------
                                                                                    445,010      1,665,937
                                                                               ------------   ------------
            FINANCIAL 19.4%
   5,000    American Express Company                                                 99,215        568,750
  20,000    Community First Bankshares, Inc.                                        232,780        523,750
  10,000    Firstar Corp.                                                           163,175        381,875
   5,062    Jefferson-Pilot Corp.                                                    60,323        293,280
  12,000    Merrill Lynch & Co., Inc.                                                99,319      1,107,000
   4,000    J.P. Morgan & Co., Inc.                                                 102,082        468,250
   8,000    NationsBank Corp.                                                       216,194        613,500
  40,000    Norwest Corporation                                                      94,825      1,500,000
  12,000    ReliaStar Financial Corp.                                               110,625        576,000
  15,000    U.S. Bancorp                                                             58,358        645,000
                                                                               ------------   ------------
                                                                                  1,236,896      6,677,405
                                                                               ------------   ------------
            HEALTH CARE 10.9%
  12,000    American Home Products Corporation                                      182,542        621,000
   5,000    Baxter International Inc.                                                70,751        269,062
   8,000    Bristol-Myers Squibb Company                                            205,563        919,500
  18,000    Pfizer Inc.                                                             129,344      1,956,375
                                                                               ------------   ------------
                                                                                    588,200      3,765,937
                                                                               ------------   ------------

NUMBER OF
 SHARES                    COMMON STOCK                                            COST       MARKET VALUE
---------   ------------------------------------------                         ------------   ------------
            TECHNOLOGY 9.5%
  10,000    AMP Incorporated                                                   $    321,892   $    343,750
  12,000    Corning Inc.                                                            366,773        417,000
   6,000    Emerson Electric Co.                                                    128,697        362,250
   5,000    Honeywell Inc.                                                           90,716        417,813
   4,000    International Business Machines
            Corporation                                                              96,740        459,250
  25,000    MTS Systems Corporation                                                 154,000        401,562
   5,000    Minnesota Mining & Manufacturing Company                                247,240        410,938
  20,000    National Computer Systems, Inc.                                         121,380        480,000
                                                                               ------------   ------------
                                                                                  1,527,438      3,292,563
                                                                               ------------   ------------
            UTILITIES 2.4%
   5,000    American Water Works Company, Inc.                                      130,600        155,000
   7,000    GTE Corporation                                                          96,007        389,375
   6,000    U S West Inc.                                                           142,035        280,875
                                                                               ------------   ------------
                                                                                    368,642        825,250
                                                                               ------------   ------------
            TOTAL COMMON STOCK 63.1%                                              7,195,986     21,778,405
                                                                               ------------   ------------
            OTHER ASSETS IN EXCESS OF LIABILITIES 3.1%                                           1,080,414
                                                                                              ------------
            NET ASSETS 100%                                                    $ 18,310,254   $ 34,528,072
                                                                               ------------   ------------
                                                                               ------------   ------------

STATEMENT OF NET ASSETS AT JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments as annexed, at market value (cost $10,365,630).........................................   $ 25,418,248
U.S. Governments (cost $7,944,624).................................................................      8,029,410
Cash...............................................................................................        910,895
Dividends and interest receivable..................................................................        223,387
Receivables for securities sold, not yet delivered.................................................              0
Prepaid expense....................................................................................          8,888
                                                                                                      ------------
                                                                                                      $ 34,590,828
LIABILITIES
Accrued management fee.....................................................  $     17,255
Accrued custodian and transfer agent fee...................................           693
Payable for securities purchased, not yet received.........................        44,808                   62,756
                                                                             ------------             ------------
NET ASSETS
Equivalent to $49.06 per share on 703,860 shares outstanding.......................................   $ 34,528,072
                                                                                                      ------------
                                                                                                      ------------

STATEMENT OF CHANGES IN NET ASSETS FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

NET ASSETS, December 31, 1997......................................................................   $ 28,789,592
Net investment income, per statement below.................................  $    427,817
Net accrued income in price of shares sold and repurchased (Note B)........             0
                                                                             ------------
                                                                                  427,817
Distribution to shareholders...............................................      (374,204)                  53,613
                                                                             ------------
Fund shares issued and repurchased:
  Received for 399,245 shares issued.......................................     4,422,339
  Paid for 11,656 shares repurchased.......................................      (969,895)               3,452,444
                                                                             ------------
Increase in unrealized net appreciation (depreciation) of investments..............................      1,931,630
Net gain or (loss) realized from sales of securities...............................................        300,793
Distribution from net realized gain................................................................              0
                                                                                                      ------------
NET ASSETS, June 30, 1998..........................................................................   $ 34,528,072
                                                                                                      ------------
                                                                                                      ------------

STATEMENT OF NET INVESTMENT INCOME FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends..........................................................................................   $    220,573
Interest...........................................................................................        350,543
                                                                                                      ------------
                                                                                                      $    571,117
EXPENSES
Management fee (Note A)....................................................  $     97,649
Fees and expenses of custodian, transfer agent and dividend disbursing
 agent (Note A)............................................................        15,142
Legal and auditing fees and expenses.......................................        11,887
Insurance..................................................................         1,030
Other Fees and Expenses....................................................        17,592                  143,300
                                                                             ------------             ------------
NET INVESTMENT INCOME..............................................................................   $    427,817
                                                                                                      ------------
                                                                                                      ------------

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Mairs and Power, Inc. which serves as transfer agent.

NOTE B: As of January 1, 1998, the Fund has retroactively elected to discontinue the use of the equalization method of accounting. The now current method being applied is more consistent with industry standard. The change has no impact on the net asset value per share.

SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power Inc. received $1,000.00 compensation for meetings attended during this six month period. No compensation was paid to any other officer or director of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the six months ended June 30, 1998 aggregated $5,113,681 and $1,838,302 respectively. 4) An annual meeting of shareholders was held on May 18, 1998 for the purposes of: (a) Election of six directors; (b) to ratify the selection of Ernst & Young LLP as independent auditors for the Fund. Of the 334,984 shares outstanding on record date of March 31, 1998, the following votes were cast:

                                                                                              SHARES
                                   PROPOSAL                                     SHARES FOR    AGAINST   ABSTAINING
------------------------------------------------------------------------------  -----------  ---------  -----------
                          Elect George A. Mairs, III                            241,469.386    0.000       0.000
                            Elect William B. Frels                              241,469.386    0.000       0.000
                             Elect Peter G. Robb                                241,469.386    0.000       0.000
                             Elect Charlton Dietz                               241,469.386    0.000       0.000
                          Elect Donald E. Garretson                             241,469.386    0.000       0.000
                           Elect J. Thomas Simonet                              241,469.386    0.000       0.000
               Ratify Ernst & Young LLP as Independent Auditors                 239,130.697  1,152.396   1,186.293

                          ---------------------------

                                MAIRS AND POWER
                              BALANCED FUND, INC.

                          ---------------------------

                                 A NO-LOAD FUND

 W-1420 FIRST NATIONAL BANK BUILDING, 332 MINNESOTA STREET, ST. PAUL, MINNESOTA
                                   55101-1363
                                  651-222-8478

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                               PER SHARE
                                               -----------------------------------------
                                                            DISTRIBUTIONS     DIVIDENDS
                                                             OF REALIZED      FROM NET
                    SHARES       TOTAL NET     NET ASSET      SECURITIES     INVESTMENT
     DATES       OUTSTANDING       ASSETS        VALUE          GAINS          INCOME
                 ------------   ------------   ----------   --------------   -----------
Dec. 31, 1977         94,234       1,439,735      15.280            0.385         0.880
Dec. 31, 1978        100,458       1,439,598      14.330            0.350         1.000
Dec. 31, 1979        113,790       1,644,853      14.455            0.300         1.100
Dec. 31, 1980        129,196       1,969,896      15.245            0.405         1.050
Dec. 31, 1981        132,236       1,928,460      14.585                          1.205
Dec. 31, 1982        135,050       2,274,421      16.840            0.330         1.250
Dec. 31, 1983        155,828       2,907,432      18.660            0.105         1.170
Dec. 31, 1984        155,810       2,729,570      17.520            0.550         1.170
Dec. 31, 1985        183,348       3,837,245      20.930            0.345         1.095
Dec. 31, 1986        253,724       5,395,111      21.265            1.870         0.975
Dec. 31, 1987        295,434       5,772,298      19.540            1.090         1.055
Dec. 31, 1988        317,426       6,569,555      20.695            0.420         1.115
Dec. 31, 1989        344,486       7,886,058      22.890            0.330         1.075
Dec. 31, 1990        366,158       8,075,488      22.055            0.065         1.065
Dec. 31, 1991        400,276      10,676,264      26.670                          0.995
Dec. 31, 1992        428,672      11,535,822      26.910            0.300         0.995
Dec. 31, 1993        476,860      13,441,576      28.190            0.625         0.990
Dec. 31, 1994        494,968      12,972,976      26.210            0.370         1.030
Dec. 31, 1995        519,272      16,978,753      32.695            0.275         1.020
Dec. 31, 1996        558,234      20,565,014      36.840            0.540         1.100
Dec. 31, 1997        632,540      28,789,593      45.515            0.350         1.185
Jun. 30, 1998        703,860      34,528,072      49.060                          0.550

Above data has been adjusted to reflect the 2-for-1 stock split paid to shareholders on June 22, 1998.

No adjustment has been made for any income tax payable by stockholders on capital gains distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

    AVERAGE ANNUAL TOTAL RETURNS--THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED JUNE 30, 1998) ARE AS FOLLOWS:

          1 YEAR: +20.5%        5 YEARS: +16.6%        10 YEARS: +14.1%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

  William B. Frels     George A. Mairs, III         Peter G. Robb          Lisa J. Hartzell
    President and          Secretary and          Vice-President and          Treasurer
      Director               Director                  Director
   Charlton Dietz                     Donald E. Garretson                 J. Thomas Simonet
      Director                             Director                            Director

                                MAIRS AND POWER

                              BALANCED FUND, INC.